NOTE 9 - INCOME TAX: Components of Income Tax Expense (Benefit) (Details) - USD ($)	5 Months Ended	9 Months Ended
	Aug. 31, 2018	May 31, 2019
Disclosure Text Block [Abstract]
Net profit/(loss) before income taxes	$ (1,291,958)	$ (2,897,213)
Tax rate	18.00%	17.00%
Tax expenses (benefit) at the statutory tax rate	$ (232,553)	$ (492,526)
Tax effects of:
Income not subject to tax	(1,303)	0
Utilization of deferred tax assets previously not recognized	0	0
Non-deductible expenses (Permanent)	193,982	311,730
Non-deductible expenses (Temporary)	(9,562)	(5,478)
Income tax expense (benefit), net	$ (49,436)	$ (186,274)